Revenue - Schedule of Contract Asset and Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Contract assets
Contract with customer, asset	$ 34,282	$ 26,406
Contract liabilities
Current contract liabilities	(2,047)	(4,090)
Non-current contract liabilities	(33,131)	(34,046)
Total contract liabilities	(35,178)	(38,136)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(38,136)	(6,365)
Deferral of revenue	0	(38,667)
Recognition of unearned revenue	2,958	6,896
Closing contract liability balance	$ (35,178)	(38,136)
FLNG Gimi Lease and Operate Agreeement | Vessel management fees and other revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	18 years 10 months 24 days
Deferred Revenue | Hilli
Contract liabilities
Total contract liabilities	$ (200)	(2,200)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(2,200)
Closing contract liability balance	(200)	(2,200)
Deferred Revenue | FLNG Gimi Lease and Operate Agreeement
Contract liabilities
Total contract liabilities	(35,000)	(35,900)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(35,900)
Closing contract liability balance	$ (35,000)	$ (35,900)